Equity (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares € / shares shares
Equity (Details) [Line Items]
Ordinary shares authorized | shares	45,000,000	45,000,000
Vote per share	one
Share capital per share. | € / shares		€ 0.01
Ordinary shares at market prices	3.00%
Initial public offering shares | shares	195,044	195,044
Net proceeds | $	$ 1,283,385
Aggregate proceeds per share | $ / shares	$ 6.58	€ 6.58
Net of fees and expenses | $	$ 39,740
Conversion of debt | shares	2,112
Proceeds net of offering expenses | $	$ 14,763
Warrants issued | shares	3,755,000
Underwriting warrants | shares	161,000
Underwriting warrant in amount | $	$ 754,286
Granted shares | shares	22,000
Stock options | $	$ 104,684
Share-based compensation | $	904,664
Unamortized expense | $	$ 4,420,049	€ 4,420,049
Stock Option [Member]
Equity (Details) [Line Items]
Ordinary shares | shares	2,800,000	2,800,000